PNC Funds, Inc.

Growth & Income Fund
Equity Income Fund
Equity Growth Fund
Capital Opportunities Fund
International Equity Fund
Diversified Real Estate Fund
Limited Maturity Bond Fund
Total Return Bond Fund
Maryland Tax-Exempt Bond Fund
Tax-Exempt Limited Maturity Bond Fund
National Tax-Exempt Bond Fund
Money Market Fund
Government Money Market Fund
Tax-Exempt Money Market Fund

Supplement dated July 9, 2008

to the

Institutional Prospectus dated September 28, 2007

Reorganization of the Growth & Income Fund, Equity Growth Fund and Equity Income Fund

At its meeting on July 9, 2008, the Board of Directors of PNC Funds, Inc. (the “Company”) approved the merger of:

•	the Growth & Income Fund with and into the Large Cap Core Fund (a series of BlackRock Large Cap Series Funds, Inc.);

•	the Equity Growth Fund with and into the BlackRock Capital Appreciation Portfolio ( a series of BlackRock Funds); and

•	the Equity Income Fund with and into BlackRock Equity Dividend Fund.

Each merger is intended to be a tax-free reorganization, and each is subject to shareholder approval.

Each of the Growth & Income Fund, Equity Growth Fund and Equity Income Fund is hereinafter referred to as a “Fund” and, collectively, as the “Funds.”  Each of the Large Cap Core Fund, BlackRock Capital Appreciation Portfolio and BlackRock Equity Dividend Fund is hereinafter referred to as a “BlackRock Fund” and, collectively, as the “BlackRock Funds.”  BlackRock Advisors, LLC manages the BlackRock Funds.

Specifically, the Board approved a proposal to transfer all of each Fund’s assets and certain of its liabilities to its respective acquiring BlackRock Fund, in exchange for shares of the respective BlackRock Fund.  If a Fund’s shareholders approve the proposal with respect to their Fund, they will receive shares of the acquiring BlackRock Fund, the total value of which will be equal to the total value of their shares of the Fund on the date of the merger.  After the shares of the BlackRock Fund are transferred, the Fund will cease operations.  Under the terms of the proposal, shareholders of each Fund would become shareholders of its respective acquiring BlackRock Fund.  No sales charges would be imposed on the proposed transfer.  The Company expects to obtain an opinion of counsel that the transaction will not result in a gain or loss to Fund shareholders for federal income tax purposes.

The Company expects to convene a special meeting of each Fund’s shareholders on, or about, October 31, 2008.  If the Fund’s shareholders approve the proposed merger with the respective acquiring BlackRock Fund, the Company anticipates that the merger will take place soon after that meeting.  Each Fund’s shareholders will be sent more information about the proposed merger in proxy solicitation materials expected to be mailed in September 2008.

Until the merger is completed, shares of each Fund will continue to be sold and reinvestment of dividends and distributions into shares of each Fund will continue for those shareholders who have elected this option.  As always, however, each Fund reserves the right to restrict sales of Fund shares.  Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting.

Each Fund’s shareholders also may continue to redeem their Fund shares or exchange their shares for shares of other funds of the Company, as described in the Prospectus, before the closing of the proposed merger.

PNC Funds, Inc.

Growth & Income Fund
Equity Income Fund
Equity Growth Fund
Capital Opportunities Fund
International Equity Fund
Diversified Real Estate Fund
Limited Maturity Bond Fund
Total Return Bond Fund
Maryland Tax-Exempt Bond Fund
Tax-Exempt Limited Maturity Bond Fund
National Tax-Exempt Bond Fund

Supplement dated July 9, 2008

to the

A and C Shares Equity and Fixed Income Funds Prospectus dated September 28, 2007

Reorganization of the Growth & Income Fund, Equity Growth Fund and Equity Income Fund

At its meeting on July 9, 2008, the Board of Directors of PNC Funds, Inc. (the “Company”) approved the merger of:

•	the Growth & Income Fund with and into the Large Cap Core Fund (a series of BlackRock Large Cap Series Funds, Inc.);

•	the Equity Growth Fund with and into the BlackRock Capital Appreciation Portfolio ( a series of BlackRock Funds); and

•	the Equity Income Fund with and into BlackRock Equity Dividend Fund.

Each merger is intended to be a tax-free reorganization, and each is subject to shareholder approval.

Each of the Growth & Income Fund, Equity Growth Fund and Equity Income Fund is hereinafter referred to as a “Fund” and, collectively, as the “Funds.”  Each of the Large Cap Core Fund, BlackRock Capital Appreciation Portfolio and BlackRock Equity Dividend Fund is hereinafter referred to as a “BlackRock Fund” and, collectively, as the “BlackRock Funds.”  BlackRock Advisors, LLC manages the BlackRock Funds.

Specifically, the Board approved a proposal to transfer all of each Fund’s assets and certain of its liabilities to its respective acquiring BlackRock Fund, in exchange for shares of the respective BlackRock Fund.  If a Fund’s shareholders approve the proposal with respect to their Fund, they will receive shares of the acquiring BlackRock Fund, the total value of which will be equal to the total value of their shares of the Fund on the date of the merger.  After the shares of the BlackRock Fund are transferred, the Fund will cease operations.  Under the terms of the proposal, shareholders of each Fund would become shareholders of its respective acquiring BlackRock Fund.  No sales charges would be imposed on the proposed transfer.  The Company expects to obtain an opinion of counsel that the transaction will not result in a gain or loss to Fund shareholders for federal income tax purposes.

The Company expects to convene a special meeting of each Fund’s shareholders on, or about, October 31, 2008.  If the Fund’s shareholders approve the proposed merger with the respective acquiring BlackRock Fund, the Company anticipates that the merger will take place soon after that meeting.  Each Fund’s shareholders will be sent more information about the proposed merger in proxy solicitation materials expected to be mailed in September 2008.

Until the merger is completed, shares of each Fund will continue to be sold and reinvestment of dividends and distributions into shares of each Fund will continue for those shareholders who have elected this option.  As always, however, each Fund reserves the right to restrict sales of Fund shares.  Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting.

Each Fund’s shareholders also may continue to redeem their Fund shares or exchange their shares for shares of other funds of the Company, as described in the Prospectus, before the closing of the proposed merger.